Leases - Operating Leases (Details) - Operating Leases [Member] - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Lessee, Lease, Description [Line Items]
2027	$ 37,891
2028	37,312
2029	36,632
2030	34,769
2031	34,356
2032 and thereafter	62,135
Total	243,095
Operating lease liabilities, including current portion	201,802	$ 214,996
Discount based on incremental borrowing rate	$ 41,293